Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and Dividend Income
Loans, including fees	$ 513,936	$ 436,172	$ 353,228
Mortgage loans held for sale, including fees	5,318	3,479	3,945
Investment securities:
Taxable interest	33,890	44,760	44,936
Tax-exempt interest	7,375	5,956	4,471
Accretion (Amortization) of FDIC loss share receivable	(118,100)	(72,086)	(13,024)
Other	2,781	2,046	2,815
Total interest and dividend income	445,200	420,327	396,371
Interest Expense
NOW and MMDA	23,936	28,914	43,247
Savings	573	656	1,542
Time deposits	24,855	40,984	50,968
Short-term borrowings	650	577	814
Long-term debt	13,436	10,938	18,173
Total interest expense	63,450	82,069	114,744
Net interest income	381,750	338,258	281,627
Provision for credit losses	20,671	25,867	42,451
Net interest income after provision for credit losses	361,079	312,391	239,176
Noninterest Income
Service charges on deposit accounts	26,852	25,915	24,375
Mortgage Income	78,053	45,177	48,007
Title revenue	20,987	18,048	18,083
ATM/debit card fee income	8,978	11,008	10,117
Income from bank owned life insurance	3,680	3,296	3,100
Gain (loss) on sale of assets	42	943	(76)
Gain on acquisition			3,781
Gain on sale of available for sale investments	3,739	3,422	5,172
Derivative losses reclassified from other comprehensive income	(1,618)	(1,723)	(1,643)
Broker commissions	13,446	10,224	7,530
Other income	21,838	15,549	15,444
Total noninterest income	175,997	131,859	133,890
Noninterest Expense
Salaries and employee benefits	233,777	193,773	161,482
Net occupancy and equipment	54,672	49,600	33,837
Franchise and shares tax	3,809	4,243	2,718
Communication and delivery	12,671	11,510	9,643
Marketing and business development	12,546	9,754	6,288
Data processing	15,590	14,531	12,133
Printing, stationery and supplies	3,298	3,298	2,987
Amortization of acquisition intangibles	5,150	5,121	4,935
Professional services	21,095	15,085	13,473
Net costs of OREO property	6,352	10,029	3,201
Credit and other loan related expense	18,095	15,348	12,729
Insurance	10,771	10,022	12,469
Travel and entertainment	9,563	7,615	6,974
Other expenses	24,796	23,802	21,380
Total noninterest expense	432,185	373,731	304,249
Income before income tax expense	104,891	70,519	68,817
Income tax expense	28,496	16,981	19,991
Net Income	76,395	53,538	48,826
Income Available to Common Shareholders - Basic	76,395	53,538	48,826
Earnings Allocated to Unvested Restricted Stock	(1,437)	(967)	(971)
Earnings Available to Common Shareholders - Diluted	74,958	52,571	47,855
Earnings per common share - Basic	$ 2.59	$ 1.88	$ 1.90
Earnings per common share - Diluted	$ 2.59	$ 1.87	$ 1.88
Cash dividends declared per common share	$ 1.36	$ 1.36	$ 1.36
Unrealized gains on securities:
Unrealized holding gains (losses) arising during the period	2,174	36,328	(2,103)
Other than temporary impairment realized in net income		(509)	(517)
Less: reclassification adjustment for gains included in net income	(3,739)	(3,422)	(5,172)
Unrealized (loss) gain on securities, before tax	(1,565)	32,397	(7,792)
Fair value of derivative instruments designated as cash flow hedges:
Change in fair value of derivative instruments designated as cash flow hedges during the period	(22)	(19,078)	(5,751)
Less: reclassification adjustment for losses (gains) included in net income	1,618	1,723	1,643
Fair value of derivative instruments designated as cash flow hedges, before tax	1,596	(17,355)	(4,108)
Other comprehensive income (loss), before tax	31	15,042	(11,900)
Income tax expense (benefit) related to items of other comprehensive income	11	5,265	(4,164)
Other comprehensive income (loss), net of tax	20	9,777	(7,736)
Comprehensive income	$ 76,415	$ 63,315	$ 41,090